Long term investment	12 Months Ended
Dec. 31, 2025
Long term investment

17. Long term investment

The Company’s long term investment consisted of the following:

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Fund investment in associate	-	1,960
	-	1,960

During the year, the Company invested RMB1.96 million, together with other third parties, to establish a legal entity in China, in which the Company holds a 30% voting right. The investment is accounted for under the equity method. Management assessed that, as of December 31, 2025, the carrying amount approximated the Company’s proportionate share of the net assets of the investee.